                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Jonathan S. Levine               Boston, MA                  3/10/05
------------------------------   ----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name
     28-____________
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------
Form 13F Information Table Entry Total:                  41
                                                 ----------
Form 13F Information Table Value Total:             146,597
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number            Name

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/04

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    Column 1                   Column 2      Column 3     Column 4         Column 5     Column 6    Column 7         Column 8
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                                                                                                                 Voting Authority
                                                          Shares or         Value      Investment    Other     ---------------------
 Name of Issuer              Title of Class    Cusip     Prn Amount        (x$1000)    Discretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                      Com        009363102    105,200 SH      $   2,789      (other)                                 x
Ameristar Casinos, Inc.           Com        03070Q101     98,000 SH      $   4,225      (other)                                 x
Ball Corp                         Com        058498106     62,000 SH      $   2,727      (other)                                 x
CMGI Inc.                         Com        12575109     227,496 SH      $     580      (other)                                 x
Cenveo Inc.                       Com        15670S105    443,500 SH      $   1,375      (other)                                 x
Consol Energy                     Com        20854P109    124,300 SH      $   5,103      (other)                                 x
DDI Corp                          Com        233162304  1,503,500 SH      $   4,781      (other)                                 x
Del Monte Foods Co.               Com        24522P103    251,400 SH      $   2,770      (other)                                 x
Dominos Pizza Inc.                Com        25754A201    977,136 SH      $  17,393      (other)                                 x
Fisher Scientific
 International Inc.             Com New      338032204    104,025 SH      $   6,489      (other)                                 x
Foundation Coal
 Holdings, Inc.                   Com        35039W100     75,000 SH      $   1,650      (other)                                 x
Hayes Lemmerz
 International Inc.             Com New      420781304  1,069,884 SH      $   9,447      (other)                                 x
Hexcel Corp                  SDCV 7.000% 8%  428290AA8      2,000         $   1,840      (other)                                 x
Instinet Group Inc.               Com        457750107     41,913 SH      $     253      (other)                                 x
ITC Deltacom, Inc.              Com New      45031T401    241,500 SH      $     413      (other)                                 x
Kinetic Concepts, Inc.          Com New      49460W208     20,000 SH      $   1,526      (other)                                 x
Lear Corp                         Com        521865105     93,800 SH      $   5,723      (other)                                 x
MacDermid, Inc.                   Com        554273102     38,000 SH      $   1,372      (other)                                 x
Massey Energy Corp.               Com        576206106    147,300 SH      $   5,148      (other)                                 x
Meristar Hospitality Corp         Com        58984Y103    316,100 SH      $   2,639      (other)                                 x
Nalco Holding Company             Com        62985Q101    197,400 SH      $   3,853      (other)                                 x
OSHKOSH Truck Corp                Com        688239201     61,200 SH      $   4,185      (other)                                 x
Peabody Energy Corp               Com        704549104     62,600 SH      $   5,065      (other)                                 x
Pinnacle Entertainment Inc.       Com        723456109     25,000 SH      $     495      (other)                                 x
Quality Distribution
 Inc. FLA                         Com        74756M102    183,300 SH      $   1,549      (other)                                 x
Shopping Com Ltd.                 Com        M84052102     62,139 SH      $   1,404      (other)                                 x
Sinclair Broadcast
 Group Inc.                       Com        829226109    700,000 SH      $   6,447      (other)                                 x
SMTC Corp                       Com New      832682207     77,160 SH      $     177      (other)                                 x
Spanish Broadcasting
 System, Inc.                     CL A       846425882     69,350 SH      $     732      (other)                                 x
Sprint Corp.                    Com Fon      852061100    202,700 SH      $   5,037      (other)                                 x
SPX Corp.                         Com        784635104     99,600 SH      $   3,990      (other)                                 x

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                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/04

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    Column 1                   Column 2      Column 3     Column 4         Column 5     Column 6    Column 7         Column 8
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                                                                                                                 Voting Authority
                                                          Shares or         Value      Investment    Other     ---------------------
 Name of Issuer              Title of Class    Cusip     Prn Amount        (x$1000)    Discretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
STATS ChipPAC Ltd.           Sponsored ADR   85771T104    116,111 SH      $     712      (other)                                 x
Strategic Hotels Cap Inc.         Com        86272T106    920,191 SH      $   8,383      (other)                                 x
Telesystem International
 Wireless, Inc.                 Com New      879946606     16,800 SH      $     188      (other)                                 x
Telewest Global Inc.              Com        87956T107    408,700 SH      $   7,185      (other)                                 x
                                                          166,886         $   2,934      (Sole)                 x
TRW Automotive Hldgs Corp         Com        87264S106    244,100 SH      $   5,053      (other)                                 x
Tower Automotive Inc.             Com        891707101    350,000 SH      $     837      (other)                                 x
United Rentals Inc.               Com        911363109     88,500 SH      $   1,673      (other)                                 x
United States Stl Corp New        Com        912909108    162,500 SH      $   8,328      (other)                                 x
Wyndham Int'l Inc.                CL A       983101106    107,333 SH      $     128      (other)                                 x

                                                                            138,214